Submission	Jun. 11, 2025
Submission [Line Items]
Central Index Key	0001702750
Registrant Name	BYLINE BANCORP, INC.
Registration File Number	333-287920
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES